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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY 14618
                 -------------------------------


Form 13F File Number: 028-10662
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
         -------------------------------
Title:   President
         -------------------------------
Phone:   585-770-1770
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Anton Schutz          Rochester, NY 14618    February 16, 2009
   ----------------------------   ---------------------  -----------------
           [Signature]                [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 77
                                        --------------------

Form 13F Information Table Value Total: $ 135,925
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    01           028-02744                 Burnham Asset Management Corp.
    ------       -----------------         ---------------------------------


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                           FORM 13F INFORMATION TABLE


        ITEM 1                    ITEM 2       ITEM 3   ITEM 4         ITEM 5             ITEM 6      ITEM 7          ITEM 8
-------------------------   ---------------- --------- -------- ---------------------- ------------ ---------- ---------------------
                                                        VALUE    SHRS OR   SH/   PUT/   INVESTMNT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER            TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETN    MANAGERS   SOLE   SHARED   NONE
-------------------------   ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- -----
ASSURED GUARANTY LTD            COM          G0585R106    114    10,000   SH           SOLE                    10,000
ASSURED GUARANTY LTD            COM          G0585R106    912    80,000   SH           OTHER        01         80,000
CRMH HOLDINGS LTD               COM          G2554P103    682   401,299   SH           SOLE                   401,299
CRMH HOLDINGS LTD               COM          G2554P103  1,102   648,431   SH           OTHER        01        648,431
INVESCO LTD                     SHS          G149BT108  1,308    90,600   SH           OTHER        01         90,600
LAZARD LTD                      COM          G54050102  2,974   100,000   SH           OTHER        01        100,000
ALLIANCE FINANCIAL CORP NY      COM          019205103  3,120   131,641   SH           SOLE                   131,641
ALLIANCE FINANCIAL CORP NY      COM          019205103  5,646   238,231   SH           OTHER        01        238,231
AMERICAN CAPITAL AGENCY CORP    COM          02503X105  4,047   189,449   SH           OTHER        01        189,449
AMERIPRISE FINANCIAL INC        COM          03076C106  2,044    87,500   SH           OTHER        01         87,500
ANNALY CAPITAL MANAGEMENT INC   COM          035710409  5,555   350,000   SH           OTHER        01        350,000
ASSURANT INC                    COM          04621X108    450    15,000   SH           SOLE                    15,000
ASSURANT INC                    COM          04621X108  2,400    80,000   SH           OTHER        01         80,000
BANCORP RHODE ISLAND INC        COM          059690107  1,571    74,121   SH           SOLE                    74,121
BANCORP RHODE ISLAND INC        COM          059690107  3,458   163,090   SH           OTHER        01        163,090
BANK OF NEW YORK MELLON         COM          064058100  2,125    75,000   SH           OTHER        01         75,000
BEACON FED BANKCORP INC         COM          073582108    723    88,175   SH           SOLE                    88,175
BEACON FED BANKCORP INC         COM          073582108  1,849   225,463   SH           OTHER        01        225,463
CIT GROUP INC                   COM          125581108    454   100,000   SH           SOLE                   100,000
CIT GROUP INC                   COM          125581108  1,022   225,000   SH           OTHER        01        225,000
CHICOPEE BANCORP                COM          168565109  1,121    94,185   SH           SOLE                    94,185
CHICOPEE BANCORP                COM          168565109  2,248   188,931   SH           OTHER        01        188,931
CHIMERA INVESTMENT              COM          16934Q109  1,035   300,000   SH           SOLE                   300,000
CHIMERA INVESTMENT              COM          16934Q109  2,070   600,000   SH           OTHER        01        600,000
CITIGROUP INC                   COM          172967101  1,476   220,000   SH           OTHER        01        220,000
CITIZENS SOUTH BKG CP DEL       COM          176682102  1,960   327,226   SH           SOLE                   327,226
CITIZENS SOUTH BKG CP DEL       COM          176682102  2,220   370,601   SH           OTHER        01        370,601
COLONIAL BANGROUP INC           COM          195493309     52    25,000   SH           SOLE                    25,000
COLONIAL BANGROUP INC           COM          195493309    104    50,000   SH           OTHER        01         50,000
COMERICA INC                    COM          200340107    993    50,000   SH           OTHER        01         50,000
CONNECTICUT BK&TR CO HART NE    COM          207546102    511   103,230   SH           SOLE                   103,230
CONNECTICUT BK&TR CO HART NE    COM          207546102    649   131,074   SH           OTHER        01        131,074
EATON VANCE CORP                COM          278265103    630    30,000   SH           OTHER        01         30,000
                              NON VTG
FEDERATED INVS INC PA           COM          314211103  1,018    60,000   SH           OTHER        01         60,000
FIFTH THIRD BANCORP             COM          316773100  3,304   400,000   SH           OTHER        01        400,000
FIRST FED FINANCIAL CORP        COM          337907109    105    60,000   SH           OTHER        01         60,000
FIRST HORIZON NATIONAL CORP     COM          320517105  1,615   152,755   SH           OTHER        01        152,755
GUARANTY BANCORP DEL            COM          40075T102    838   419,211   SH           OTHER        01        419,211
HARLEYSVILLE NATL CORP PA       COM          412850109    578    40,000   SH           SOLE                    40,000
HARLEYSVILLE NATL CORP PA       COM          412850109  1,444   100,000   SH           OTHER        01        100,000
IBERIABANK                      COM          450828108    154     3,207   SH           SOLE                     3,207
IBERIABANK                      COM          450828108    462     9,621   SH           OTHER        01          9,621
INVESTORS BANCORP INC           COM          46146P102    336    25,000   SH           SOLE                    25,000
INVESTORS BANCORP INC           COM          46146P102  2,686   200,000   SH           OTHER        01        200,000
JP MORGAN CHASE & CO            COM          46625H100  7,094   225,000   SH           OTHER        01        225,000
JANUS GROUP INC                 COM          47102X105  1,205   150,000   SH           OTHER        01        150,000
LINCOLN NATL CORP IND           COM          534187109  1,413    75,000   SH           OTHER        01         75,000


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

        ITEM 1                    ITEM 2       ITEM 3   ITEM 4         ITEM 5             ITEM 6      ITEM 7          ITEM 8
-------------------------   ---------------- --------- -------- ---------------------- ------------ ---------- ---------------------
                                                        VALUE    SHRS OR   SH/   PUT/   INVESTMNT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER            TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETN    MANAGERS   SOLE   SHARED   NONE
-------------------------   ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- -----
MFA MTG INVTS INC               COM          55272X102  4,092   694,800   SH           OTHER        01        694,800
MERRILL LYNCH & CO INC          COM          590188108    291    25,000   SH           SOLE                    25,000
MERRILL LYNCH & CO INC          COM          590188108  3,201   275,000   SH           OTHER        01        275,000
METLIFE INC                     COM          59156R108  4,183   120,000   SH           OTHER        01        120,000
MORGAN STANLEY                COM NEW        617446448  2,005   125,000   SH           OTHER        01        125,000
NATIONAL CITY CORP              COM          635405103    362   200,000   SH           OTHER        01        200,000
NEW YORK CMNTY BANCORP INC      COM          649445103    359    30,000   SH           SOLE                    30,000
NEW YORK CMNTY BANCORP INC      COM          649445103  1,076    90,000   SH           OTHER        01         90,000
NORTHEAST CMNTY BANCORP INC     COM          664112109    555    80,000   SH           OTHER        01         80,000
PACWEST BANCORP DEL             COM          695263103    842    31,300   SH           OTHER        01         31,300
PARKVALE FINANCIAL CORP         COM          701492100    211    17,024   SH           OTHER        01         17,024
PEOPLES UNITED FINANCIAL INC    COM          712704105  1,516    85,000   SH           SOLE                    85,000
PEOPLES UNITED FINANCIAL INC    COM          712704105  5,574   312,600   SH           OTHER        01        312,600
PORTER BANCORP INC              COM          736233107    415    26,250   SH           SOLE                    26,250
PORTER BANCORP INC              COM          736233107  1,983   129,174   SH           OTHER        01        129,174
PRUDENTIAL FINL INC             COM          744320102    757    25,000   SH           OTHER        01         25,000
REGIONS FINANCIAL CORP NEW      COM          7591EP100    597    75,000   SH           OTHER        01         75,000
ROME BANCORP INC                COM          77587P103  1,581   181,509   SH           SOLE                   181,509
ROME BANCORP INC                COM          77587P103      2       188   SH           OTHER        01            188
SLM CORP                        COM          78442P106  1,113   125,000   SH           SOLE                   125,000
SLM CORP                        COM          78442P106  2,893   325,000   SH           OTHER        01        325,000
SCHWAB CHARLES CORP             COM          808513105  2,830   175,000   SH           OTHER        01        175,000
SOUTH FINANCIAL GROUP INC       COM          837841105  1,080   250,000   SH           OTHER        01        250,000
STATE STREET CORP               COM          857477103  1,573    40,000   SH           OTHER        01         40,000
STERLING BANCORP                COM          859158107  1,403   100,000   SH           OTHER        01        100,000
SYNOVUS FINL CORP               COM          87161C105  1,453   175,000   SH           OTHER        01        175,000
TFS FINANCIAL CORP              COM          87240R107    789    61,151   SH           SOLE                    61,151
TFS FINANCIAL CORP              COM          87240R107  9,188   712,251   SH           OTHER        01        712,251
TRAVELERS COMPANIES INC         COM          89417E109  2,712    60,000   SH           OTHER        01         60,000
WEBSTER  FINL CORP CONN         COM          947890109  2,412   175,000   SH           OTHER        01        175,000
